Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Growth Opportunities Portfolio
March 31, 2023
VIPGRO-NPRT1-0523
1.799866.119
Common Stocks - 96.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 15.9%
Diversified Telecommunication Services - 0.0%
AT&T, Inc.	23,100	444,675
Entertainment - 2.3%
Netflix, Inc. (a)	18,300	6,322,284
Roku, Inc. Class A (a)(b)	349,924	23,031,998
Sea Ltd. ADR (a)(b)	247,888	21,454,706
		50,808,988
Interactive Media & Services - 9.3%
Alphabet, Inc.:
Class A (a)	372,820	38,672,619
Class C (a)	973,360	101,229,440
Epic Games, Inc. (a)(c)(d)	8,216	6,126,178
Meta Platforms, Inc. Class A (a)	197,879	41,938,475
Snap, Inc. Class A (a)	369,100	4,137,611
Zoominfo Technologies, Inc. (a)	435,300	10,756,263
		202,860,586
Media - 0.6%
Innovid Corp. (a)	141,062	198,897
Magnite, Inc. (a)	702,750	6,507,465
TechTarget, Inc. (a)	129,228	4,667,715
The Trade Desk, Inc. (a)	50,750	3,091,183
		14,465,260
Wireless Telecommunication Services - 3.7%
T-Mobile U.S., Inc. (a)	553,588	80,181,686
TOTAL COMMUNICATION SERVICES		348,761,195
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 0.1%
Aptiv PLC (a)	16,800	1,884,792
Automobiles - 1.5%
Neutron Holdings, Inc. (a)(c)(d)	106,587	2,867
Rad Power Bikes, Inc. (a)(c)(d)	56,834	175,617
Rivian Automotive, Inc. (a)	210,500	3,258,540
Tesla, Inc. (a)	136,575	28,333,850
		31,770,874
Broadline Retail - 3.8%
Amazon.com, Inc. (a)	779,660	80,531,081
Global-e Online Ltd. (a)	86,133	2,776,067
		83,307,148
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	4,600	655,914
Hotels, Restaurants & Leisure - 0.4%
Domino's Pizza, Inc.	600	197,922
Doordash, Inc. (a)(b)	147,800	9,394,168
Sonder Holdings, Inc.:
rights (a)(d)	2,658	186
rights (a)(d)	2,658	133
rights (a)(d)	2,657	106
rights (a)(d)	2,657	80
rights (a)(d)	2,657	53
rights (a)(d)	2,657	53
		9,592,701
Household Durables - 0.1%
Lennar Corp. Class A	2,600	273,286
Tempur Sealy International, Inc.	26,300	1,038,587
		1,311,873
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)(b)	79,000	895,860
Specialty Retail - 1.5%
Auto1 Group SE (a)(b)(e)	1,314,000	9,284,090
Carvana Co. Class A (a)(b)	267,300	2,616,867
Cazoo Group Ltd. Class A (a)(b)	82,778	206,117
Floor & Decor Holdings, Inc. Class A (a)(b)	100,800	9,900,576
Lowe's Companies, Inc.	42,000	8,398,740
Wayfair LLC Class A (a)	70,874	2,433,813
		32,840,203
Textiles, Apparel & Luxury Goods - 0.7%
Bombas LLC (a)(c)(d)	745,906	2,379,440
Compagnie Financiere Richemont SA Series A	15,080	2,418,171
lululemon athletica, Inc. (a)	25,672	9,349,486
		14,147,097
TOTAL CONSUMER DISCRETIONARY		176,406,462
CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	7,000	2,300,900
Celsius Holdings, Inc. (a)	2,200	204,468
		2,505,368
Food Products - 0.0%
Local Bounti Corp. (a)(b)	505,373	402,833
Personal Products - 0.1%
Olaplex Holdings, Inc. (a)	299,700	1,279,719
Tobacco - 0.0%
JUUL Labs, Inc. Class B (a)(c)(d)	560	6,860
TOTAL CONSUMER STAPLES		4,194,780
ENERGY - 4.5%
Oil, Gas & Consumable Fuels - 4.5%
Antero Resources Corp. (a)	753,700	17,402,933
Canadian Natural Resources Ltd.	193,200	10,691,401
Cenovus Energy, Inc. (Canada)	481,500	8,400,866
Cheniere Energy, Inc.	12,500	1,970,000
Denbury, Inc. (a)	6,700	587,121
Exxon Mobil Corp.	172,600	18,927,316
Hess Corp.	139,700	18,487,898
Occidental Petroleum Corp.	6,400	399,552
Ovintiv, Inc.	366,100	13,208,888
Tourmaline Oil Corp. (b)	221,500	9,230,396
		99,306,371
FINANCIALS - 9.9%
Banks - 1.9%
NatWest Group PLC	2,329,400	7,600,902
Starling Bank Ltd. Series D (a)(c)(d)	1,101,900	3,901,202
UniCredit SpA	280,900	5,294,366
Wells Fargo & Co.	680,100	25,422,138
		42,218,608
Capital Markets - 0.6%
LPL Financial	66,000	13,358,400
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	33,200	2,096,912
Financial Services - 7.3%
Adyen BV (a)(e)	2,300	3,664,886
Block, Inc. Class A (a)	511,100	35,087,015
Dlocal Ltd. (a)	673,765	10,928,468
Fiserv, Inc. (a)	79,000	8,929,370
Global Payments, Inc.	9,300	978,732
Marqeta, Inc. Class A (a)	1,930,460	8,822,202
MasterCard, Inc. Class A	48,356	17,573,054
Nuvei Corp. (Canada) (a)(e)	506,426	22,063,162
Payoneer Global, Inc. (a)(c)	65,400	410,712
Repay Holdings Corp. (a)	684,200	4,495,194
Shift4 Payments, Inc. (a)(b)	149,000	11,294,200
Visa, Inc. Class A	150,433	33,916,624
		158,163,619
TOTAL FINANCIALS		215,837,539
HEALTH CARE - 10.1%
Biotechnology - 1.8%
Alnylam Pharmaceuticals, Inc. (a)	22,251	4,457,320
ALX Oncology Holdings, Inc. (a)	85,500	386,460
Arcutis Biotherapeutics, Inc. (a)	40,700	447,700
Argenx SE ADR (a)	18,031	6,717,990
Ascendis Pharma A/S sponsored ADR (a)	16,125	1,728,923
Blueprint Medicines Corp. (a)	11,900	535,381
Celldex Therapeutics, Inc. (a)	107,200	3,857,056
Cytokinetics, Inc. (a)	131,600	4,631,004
Exelixis, Inc. (a)	156,600	3,039,606
Gilead Sciences, Inc.	5,000	414,850
Icosavax, Inc. (a)	195,900	1,136,220
Keros Therapeutics, Inc. (a)	35,500	1,515,850
Moderna, Inc. (a)	1,100	168,938
Monte Rosa Therapeutics, Inc. (a)	54,800	426,892
Morphic Holding, Inc. (a)	27,000	1,016,280
Nuvalent, Inc. Class A (a)	41,384	1,079,709
PTC Therapeutics, Inc. (a)	9,000	435,960
Vaxcyte, Inc. (a)	137,604	5,157,398
Verve Therapeutics, Inc. (a)(b)	29,100	419,622
Zentalis Pharmaceuticals, Inc. (a)	87,700	1,508,440
		39,081,599
Health Care Equipment & Supplies - 2.2%
Blink Health LLC Series A1 (a)(c)(d)	8,327	366,555
Boston Scientific Corp. (a)	466,292	23,328,589
Insulet Corp. (a)	15,600	4,975,776
Penumbra, Inc. (a)	29,000	8,082,010
TransMedics Group, Inc. (a)	161,641	12,241,073
		48,994,003
Health Care Providers & Services - 5.0%
agilon health, Inc. (a)(b)	877,100	20,831,125
Alignment Healthcare, Inc. (a)	127,600	811,536
Centene Corp. (a)	336,900	21,295,449
Humana, Inc.	50,372	24,453,591
P3 Health Partners, Inc. Class A (a)	215,114	228,021
The Oncology Institute, Inc. (a)(c)	112,536	76,288
UnitedHealth Group, Inc.	88,548	41,846,899
		109,542,909
Life Sciences Tools & Services - 0.6%
Danaher Corp.	31,600	7,964,464
Thermo Fisher Scientific, Inc.	9,100	5,244,967
		13,209,431
Pharmaceuticals - 0.5%
Arvinas Holding Co. LLC (a)	39,400	1,076,408
Eli Lilly & Co.	25,400	8,722,868
		9,799,276
TOTAL HEALTH CARE		220,627,218
INDUSTRIALS - 4.3%
Aerospace & Defense - 1.3%
Lockheed Martin Corp.	18,100	8,556,413
Northrop Grumman Corp.	13,400	6,187,048
Space Exploration Technologies Corp. Class A (a)(c)(d)	13,000	1,001,000
The Boeing Co. (a)	54,200	11,513,706
		27,258,167
Commercial Services & Supplies - 0.3%
ACV Auctions, Inc. Class A (a)(b)	459,800	5,936,018
Electrical Equipment - 0.0%
Bloom Energy Corp. Class A (a)(b)	28,400	566,012
Nextracker, Inc. Class A	8,700	315,462
		881,474
Professional Services - 0.0%
FTI Consulting, Inc. (a)	2,600	513,110
TaskUs, Inc. (a)	7,817	112,877
		625,987
Transportation - 2.7%
Bird Global, Inc.:
Stage 1 rights (a)(d)	15,639	0
Stage 2 rights (a)(d)	15,639	0
Stage 3 rights (a)(d)	15,638	0
Lyft, Inc. (a)	837,816	7,766,554
Uber Technologies, Inc. (a)	1,619,493	51,337,928
		59,104,482
TOTAL INDUSTRIALS		93,806,128
INFORMATION TECHNOLOGY - 40.9%
Communications Equipment - 0.1%
Lumentum Holdings, Inc. (a)	46,300	2,500,663
Electronic Equipment & Components - 2.3%
Coherent Corp. (a)	33,800	1,287,104
Flex Ltd. (a)	1,504,552	34,619,742
Jabil, Inc.	168,300	14,837,328
		50,744,174
IT Services - 3.1%
Cloudflare, Inc. (a)	97,700	6,024,182
EPAM Systems, Inc. (a)	81,600	24,398,400
Globant SA (a)	18,400	3,017,784
GoDaddy, Inc. (a)	26,746	2,078,699
MongoDB, Inc. Class A (a)	103,500	24,127,920
Okta, Inc. (a)	16,200	1,397,088
Snowflake, Inc. (a)	6,600	1,018,314
Twilio, Inc. Class A (a)	97,800	6,516,414
		68,578,801
Semiconductors & Semiconductor Equipment - 16.8%
Advanced Micro Devices, Inc. (a)	611,800	59,962,518
Applied Materials, Inc.	163,695	20,106,657
GlobalFoundries, Inc. (a)	403,900	29,153,502
Lam Research Corp.	27,244	14,442,589
Marvell Technology, Inc.	571,070	24,727,331
NVIDIA Corp.	423,852	117,733,370
NXP Semiconductors NV	203,545	37,956,054
onsemi (a)	540,539	44,497,170
Rambus, Inc. (a)	81,400	4,172,564
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	151,600	14,101,832
		366,853,587
Software - 15.4%
Adobe, Inc. (a)	3,500	1,348,795
Bill Holdings, Inc. (a)	95,100	7,716,414
Confluent, Inc. (a)(b)	245,900	5,918,813
Convoy, Inc. warrants (a)(c)(d)	12,923	39,027
Datadog, Inc. Class A (a)	128,700	9,351,342
DoubleVerify Holdings, Inc. (a)	234,256	7,062,818
Dynatrace, Inc. (a)	517,400	21,886,020
Elastic NV (a)	126,481	7,323,250
Five9, Inc. (a)	103,400	7,474,786
HubSpot, Inc. (a)	22,593	9,686,749
Intapp, Inc. (a)	180,281	8,083,800
Intuit, Inc.	27,090	12,077,535
Microsoft Corp.	685,044	197,498,184
Oracle Corp.	106,200	9,868,104
Palo Alto Networks, Inc. (a)	9,400	1,877,556
Pine Labs Private Ltd. (a)(c)(d)	2,299	1,211,458
Salesforce, Inc. (a)	51,031	10,194,973
SentinelOne, Inc. (a)	38,400	628,224
ServiceNow, Inc. (a)	32,918	15,297,653
Stripe, Inc. Class B (a)(c)(d)	10,400	209,352
Viant Technology, Inc. (a)	169,415	736,955
Zscaler, Inc. (a)	6,000	700,980
		336,192,788
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	402,804	66,422,380
Pure Storage, Inc. Class A (a)	101,900	2,599,469
		69,021,849
TOTAL INFORMATION TECHNOLOGY		893,891,862
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork, Inc. (a)(b)	403,700	313,796
UTILITIES - 2.1%
Electric Utilities - 1.5%
Constellation Energy Corp.	67,233	5,277,791
ORSTED A/S (e)	92,794	7,880,807
PG&E Corp. (a)	1,199,100	19,389,447
		32,548,045
Independent Power and Renewable Electricity Producers - 0.6%
NextEra Energy Partners LP	229,300	13,929,975
TOTAL UTILITIES		46,478,020
TOTAL COMMON STOCKS (Cost $1,475,762,351)		2,099,623,371

Preferred Stocks - 2.8%
	Shares	Value ($)
Convertible Preferred Stocks - 2.1%
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd. Series E1 (a)(c)(d)	17,456	3,695,610

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(c)(d)	7,410	22,897
Series C(a)(c)(d)	29,156	90,092
Series D(a)(c)(d)	54,800	169,332
		282,321
Broadline Retail - 0.1%
Meesho Series F (a)(c)(d)	32,200	2,228,240

TOTAL CONSUMER DISCRETIONARY		2,510,561

CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.2%
GoBrands, Inc. Series G (a)(c)(d)	10,300	1,004,971
Instacart, Inc.:
Series H(a)(c)(d)	39,942	1,707,121
Series I(a)(c)(d)	13,388	572,203
		3,284,295
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (a)(c)(d)	57,277	1,022,967

Tobacco - 0.1%
JUUL Labs, Inc.:
Series C(a)(c)(d)	131,549	1,611,475
Series D(a)(c)(d)	741	9,077
		1,620,552
TOTAL CONSUMER STAPLES		5,927,814

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (c)(d)	20,489	584,141

HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (a)(c)(d)	40,445	1,780,389

Health Care Technology - 0.0%
Aledade, Inc. Series E1 (c)(d)	19,932	1,119,182

TOTAL HEALTH CARE		2,899,571

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.6%
Relativity Space, Inc. Series E (a)(c)(d)	149,903	2,773,206
Space Exploration Technologies Corp.:
Series I(a)(c)(d)	3,941	3,034,570
Series N(a)(c)(d)	8,100	6,237,000
		12,044,776
Construction & Engineering - 0.2%
Beta Technologies, Inc. Series A (a)(c)(d)	64,780	4,497,028

TOTAL INDUSTRIALS		16,541,804

INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Components - 0.1%
CelLink Corp. Series D (a)(c)(d)	49,900	649,698
Enevate Corp. Series E (a)(c)(d)	1,172,546	680,077
		1,329,775
IT Services - 0.0%
Yanka Industries, Inc.:
Series E(a)(c)(d)	53,172	440,264
Series F(a)(c)(d)	55,568	460,103
		900,367
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc.:
Series F1(a)(c)(d)	44,969	505,452
Series F2(a)(c)(d)	23,746	266,905
SiMa.ai:
Series B(a)(c)(d)	171,100	1,112,150
Series B1(c)(d)	24,426	184,661
Xsight Labs Ltd. Series D (a)(c)(d)	74,300	544,619
		2,613,787
Software - 0.2%
Convoy, Inc. Series D (a)(c)(d)	197,216	1,264,155
Databricks, Inc. Series G (a)(c)(d)	27,000	1,303,290
Mountain Digital, Inc. Series D (a)(c)(d)	118,780	1,471,684
Stripe, Inc. Series H (a)(c)(d)	4,500	90,585
Tenstorrent, Inc. Series C1 (a)(c)(d)	4,700	266,396
		4,396,110
TOTAL INFORMATION TECHNOLOGY		9,240,039

MATERIALS - 0.2%
Metals & Mining - 0.2%
Diamond Foundry, Inc. Series C (a)(c)(d)	99,028	3,512,523

TOTAL CONVERTIBLE PREFERRED STOCKS		44,912,063
Nonconvertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (a)(c)(d)	1,673,000	45,004
Waymo LLC Series A2 (a)(c)(d)	7,496	349,913
		394,917
FINANCIALS - 0.3%
Diversified Financial Services - 0.0%
Thriveworks TopCo LLC Series B (a)(c)(d)(f)	105,185	1,610,382

Financial Services - 0.3%
Circle Internet Financial Ltd. Series E (c)(d)	214,805	6,124,091

TOTAL FINANCIALS		7,734,473

INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.1%
Gupshup, Inc. (a)(c)(d)	70,900	1,108,167

Software - 0.3%
Pine Labs Private Ltd.:
Series 1(a)(c)(d)	5,494	2,895,063
Series A(a)(c)(d)	1,373	723,502
Series B(a)(c)(d)	1,494	787,263
Series B2(a)(c)(d)	1,208	636,556
Series C(a)(c)(d)	2,247	1,184,057
Series C1(a)(c)(d)	473	249,247
Series D(a)(c)(d)	506	266,637
		6,742,325
TOTAL INFORMATION TECHNOLOGY		7,850,492

TOTAL NONCONVERTIBLE PREFERRED STOCKS		15,979,882
TOTAL PREFERRED STOCKS (Cost $60,279,189)		60,891,945

Convertible Bonds - 0.1%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
4% 10/27/25 (c)(d)(h)	1,674,296	1,598,785
4% 5/22/27 (c)(d)	130,700	141,091
4% 6/12/27 (c)(d)	35,600	38,430
		1,778,306
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Convoy, Inc. 15% 9/30/26 (c)(d)	86,062	86,492
TOTAL CONVERTIBLE BONDS (Cost $1,926,658)		1,864,798

Preferred Securities - 0.1%
	Principal Amount (g)	Value ($)
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc. 0% (c)(d)(i)	1,054,022	1,310,992
Software - 0.0%
Tenstorrent, Inc. 0% (c)(d)(i)	260,000	247,780
TOTAL PREFERRED SECURITIES (Cost $1,314,022)		1,558,772

Money Market Funds - 4.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (j)	12,381,857	12,384,333
Fidelity Securities Lending Cash Central Fund 4.87% (j)(k)	74,616,270	74,623,732
TOTAL MONEY MARKET FUNDS (Cost $87,008,065)		87,008,065

Equity Funds - 0.5%
	Shares	Value ($)
Domestic Equity Funds - 0.5%
iShares Russell 1000 Growth Index ETF (Cost $11,264,252)	46,500	11,361,345

TOTAL INVESTMENT IN SECURITIES - 103.5% (Cost $1,637,554,537)	2,262,308,296
NET OTHER ASSETS (LIABILITIES) - (3.5)%	(76,441,960)
NET ASSETS - 100.0%	2,185,866,336

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $80,222,071 or 3.7% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,892,945 or 2.0% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series E1	5/20/22	992,901

Beta Technologies, Inc. Series A	4/09/21	4,746,431

Blink Health LLC Series A1	12/30/20	225,578

Blink Health LLC Series C	11/07/19 - 7/14/21	1,544,028

Bombas LLC	2/16/21 - 11/12/21	3,539,531

Bowery Farming, Inc. Series C1	5/18/21	3,450,899

ByteDance Ltd. Series E1	11/18/20	1,912,727

CelLink Corp. Series D	1/20/22	1,039,113

Circle Internet Financial Ltd. Series E	5/11/21	3,486,300

Circle Internet Financial Ltd. Series F	5/09/22	863,406

Convoy, Inc. Series D	10/30/19	2,670,305

Convoy, Inc. warrants	3/24/23	0

Convoy, Inc. 15% 9/30/26	3/24/23	86,062

Databricks, Inc. Series G	2/01/21	1,596,311

Diamond Foundry, Inc. Series C	3/15/21	2,376,672

Enevate Corp. Series E	1/29/21	1,299,984

Epic Games, Inc.	7/13/20 - 3/29/21	6,646,200

GaN Systems, Inc. Series F1	11/30/21	381,337

GaN Systems, Inc. Series F2	11/30/21	201,366

GaN Systems, Inc. 0%	11/30/21	1,054,022

GoBrands, Inc. Series G	3/02/21	2,572,088

Gupshup, Inc.	6/08/21	1,621,143

Instacart, Inc. Series H	11/13/20	2,396,520

Instacart, Inc. Series I	2/26/21	1,673,500

JUUL Labs, Inc. Class B	11/21/17	0

JUUL Labs, Inc. Series C	5/22/15	0

JUUL Labs, Inc. Series D	6/25/18	0

Meesho Series F	9/21/21	2,468,848

Mountain Digital, Inc. Series D	11/05/21	2,727,818

Neutron Holdings, Inc.	2/04/21	1,066

Neutron Holdings, Inc. Series 1C	7/03/18	305,891

Neutron Holdings, Inc. 4% 10/27/25	10/29/21 - 10/27/22	1,674,296

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	130,700

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	35,600

Payoneer Global, Inc.	2/03/21	654,000

Pine Labs Private Ltd.	6/30/21	857,205

Pine Labs Private Ltd. Series 1	6/30/21	2,048,493

Pine Labs Private Ltd. Series A	6/30/21	511,937

Pine Labs Private Ltd. Series B	6/30/21	557,053

Pine Labs Private Ltd. Series B2	6/30/21	450,415

Pine Labs Private Ltd. Series C	6/30/21	837,816

Pine Labs Private Ltd. Series C1	6/30/21	176,363

Pine Labs Private Ltd. Series D	6/30/21	188,667

Rad Power Bikes, Inc.	1/21/21	274,158

Rad Power Bikes, Inc. Series A	1/21/21	35,745

Rad Power Bikes, Inc. Series C	1/21/21	140,644

Rad Power Bikes, Inc. Series D	9/17/21	525,192

Relativity Space, Inc. Series E	5/27/21	3,423,050

SiMa.ai Series B	5/10/21	877,298

SiMa.ai Series B1	4/25/22 - 10/17/22	173,203

Space Exploration Technologies Corp. Class A	2/16/21	545,987

Space Exploration Technologies Corp. Series I	4/05/18	666,029

Space Exploration Technologies Corp. Series N	8/04/20	2,187,000

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	2,084,120

Stripe, Inc. Class B	5/18/21	417,335

Stripe, Inc. Series H	3/15/21	180,563

Tenstorrent, Inc. Series C1	4/23/21	279,435

Tenstorrent, Inc. 0%	4/23/21	260,000

The Oncology Institute, Inc.	6/28/21	1,125,360

Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	3,019,147

Waymo LLC Series A2	5/08/20	643,661

Xsight Labs Ltd. Series D	2/16/21	594,103

Yanka Industries, Inc. Series E	5/15/20	642,275

Yanka Industries, Inc. Series F	4/08/21	1,771,330

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	3,547,601	93,049,840	84,213,108	226,198	-	-	12,384,333	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	22,298,774	161,914,428	109,589,470	98,017	-	-	74,623,732	0.2%
Total	25,846,375	254,964,268	193,802,578	324,215	-	-	87,008,065

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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